Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
November 30, 2022
ZCI-NPRT1-0123
1.9887608.104
Nonconvertible Bonds - 58.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (b)	1,000,000	988,380
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (c)(d)	902,000	896,081
		1,884,461
Media - 0.4%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	475,000	473,397
TWDC Enterprises 18 Corp. 2.35% 12/1/22	500,000	500,000
		973,397
TOTAL COMMUNICATION SERVICES		2,857,858
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 3.2%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 4.8149% 2/22/23 (c)(d)	339,000	339,097
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 3.9031% 4/1/24 (b)(c)(d)	624,000	619,922
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 4.2131% 4/1/25 (b)(c)(d)	1,000,000	994,163
3.8% 4/6/23 (b)	1,000,000	996,502
Daimler Finance North America LLC 5.5% 11/27/24 (b)	500,000	503,459
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 4.7124% 4/7/25 (c)(d)	775,000	753,241
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (c)(d)	1,032,000	1,011,770
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	400,000	398,300
4.15% 6/19/23	610,000	605,914
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0444% 6/7/24 (b)(c)(d)	1,000,000	994,420
0.875% 11/22/23 (b)	700,000	669,966
4.25% 11/13/23 (b)	500,000	494,417
		8,381,171
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (c)(d)	621,000	617,352
TOTAL CONSUMER DISCRETIONARY		8,998,523
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	72,000	71,363
0.8% 2/10/24 (b)	400,000	379,492
		450,855
Tobacco - 0.6%
BAT Capital Corp. 3.222% 8/15/24	500,000	482,222
Philip Morris International, Inc. 5.125% 11/15/24	500,000	499,856
Reynolds American, Inc. 4.85% 9/15/23	630,000	628,052
		1,610,130
TOTAL CONSUMER STAPLES		2,060,985
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.53% 5/11/23 (c)(d)	400,000	400,606
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (c)(d)	616,000	609,982
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (c)(d)	257,000	256,759
4% 10/1/23	600,000	593,235
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	61,000	60,878
		1,921,460
FINANCIALS - 41.9%
Banks - 24.8%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (c)(d)	1,000,000	982,534
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.3385% 10/24/24 (c)(d)	500,000	495,013
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 4.7239% 4/25/25 (c)(d)	1,300,000	1,290,567
0.523% 6/14/24 (c)	600,000	582,284
3.004% 12/20/23 (c)	1,000,000	998,829
3.3% 1/11/23	200,000	199,668
3.458% 3/15/25 (c)	800,000	778,773
3.841% 4/25/25 (c)	800,000	780,174
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 3.4794% 9/15/23 (c)(d)	650,000	646,523
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 3.7323% 4/14/23 (c)(d)	1,100,000	1,098,639
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 3.9158% 4/15/24 (c)(d)	1,300,000	1,288,196
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 3.7644% 9/15/23 (c)(d)	1,000,000	998,146
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 3.4744% 9/15/23 (c)(d)	850,000	845,403
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (c)(d)	700,000	691,597
Barclays PLC 4.338% 5/16/24 (c)	800,000	792,663
BNP Paribas SA:
3.5% 3/1/23 (b)	1,400,000	1,393,005
4.705% 1/10/25 (b)(c)	1,100,000	1,087,225
BPCE SA:
3 month U.S. LIBOR + 1.240% 4.4757% 9/12/23 (b)(c)(d)	1,550,000	1,549,830
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.017% 1/14/25 (b)(c)(d)	506,000	493,740
5.15% 7/21/24 (b)	750,000	735,422
5.7% 10/22/23 (b)	800,000	791,706
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.6458% 6/22/23 (c)(d)	1,432,000	1,428,253
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.1063% 3/17/23 (c)(d)	650,000	650,237
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 4.3525% 4/7/25 (c)(d)	1,000,000	988,557
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	900,000	892,748
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4221% 5/1/25 (c)(d)	800,000	785,069
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.172% 5/24/25 (c)(d)	1,000,000	996,983
Credit Agricole SA 3.75% 4/24/23 (b)	1,000,000	993,543
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	800,000	770,190
3.875% 9/12/23 (b)	500,000	492,654
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.186% 3/28/25 (b)(c)(d)	1,000,000	996,045
2.968% 3/28/25 (b)(c)	450,000	434,038
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.2281% 5/21/24 (b)(c)(d)	1,110,000	1,096,239
Fifth Third Bancorp 3.65% 1/25/24	1,350,000	1,328,835
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.3803% 11/22/24 (c)(d)	700,000	682,478
0.732% 8/17/24 (c)	1,000,000	957,313
3.95% 5/18/24 (c)	900,000	889,456
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 4.9922% 5/16/25 (c)(d)	1,000,000	996,153
4.008% 5/16/25 (c)	500,000	489,351
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	1,000,000	997,081
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (c)(d)	700,000	695,770
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 4.1728% 6/14/25 (c)(d)	1,000,000	988,366
0.697% 3/16/24 (c)	700,000	689,828
3.559% 4/23/24 (c)	700,000	695,120
3.797% 7/23/24 (c)	300,000	296,831
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.5228% 6/14/24 (c)(d)	1,330,000	1,315,776
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.7006% 1/3/24 (c)(d)	650,000	645,900
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	800,000	780,707
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.0069% 7/26/23 (c)(d)	1,590,000	1,590,831
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.8397% 3/2/23 (c)(d)	500,000	500,459
3 month U.S. LIBOR + 0.860% 5.1869% 7/26/23 (c)(d)	1,050,000	1,051,977
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 4.4808% 9/12/25 (c)(d)	800,000	796,687
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 5.1297% 7/18/25 (c)(d)	1,000,000	1,002,352
0.848% 9/15/24 (c)	400,000	384,537
0.953% 7/19/25 (c)	1,200,000	1,112,895
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	813,000	781,030
3.549% 3/5/23	500,000	498,227
3.922% 9/11/24 (c)	800,000	787,235
NatWest Group PLC 4.519% 6/25/24 (c)	800,000	791,639
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.3285% 8/12/24 (b)(c)(d)	640,000	629,814
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 4.7558% 3/22/25 (b)(c)(d)	656,000	648,172
Rabobank Nederland New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 3.7255% 1/12/24 (c)(d)	297,000	295,298
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 3.7524% 10/7/24 (c)(d)	640,000	628,824
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (c)(d)	1,600,000	1,592,480
Societe Generale 3.875% 3/28/24 (b)	800,000	781,371
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 5.0866% 7/19/23 (c)(d)	1,150,000	1,151,361
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 4.2896% 4/4/25 (b)(c)(d)	645,000	639,685
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 3.6121% 12/1/22 (c)(d)	250,000	250,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.2872% 6/2/23 (c)(d)	750,000	748,169
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (c)(d)	1,340,000	1,327,143
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.806% 9/28/23 (c)(d)	650,000	647,811
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (c)(d)	1,200,000	1,200,157
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (c)(d)	906,000	903,717
0.25% 1/6/23	600,000	597,489
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.6708% 1/17/24 (c)(d)	850,000	842,260
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.8788% 3/9/23 (c)(d)	523,000	523,063
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (c)(d)	1,000,000	976,920
Wells Fargo & Co. 3.75% 1/24/24	815,000	803,734
		65,978,795
Capital Markets - 7.8%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.7387% 3/18/24 (c)(d)	500,000	496,603
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1777% 8/9/23 (c)(d)	600,000	584,959
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.1154% 2/2/24 (c)(d)	1,000,000	951,100
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.0614% 2/21/25 (c)(d)	800,000	739,402
0.495% 2/2/24	1,000,000	913,408
Credit Suisse Group AG 3.8% 6/9/23	500,000	478,729
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.299% 11/8/23 (c)(d)	1,150,000	1,141,433
0.962% 11/8/23	800,000	765,955
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 5.4419% 2/23/23 (c)(d)	1,297,000	1,298,255
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.7127% 12/6/23 (c)(d)	600,000	597,884
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (c)(d)	1,000,000	981,960
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (c)(d)	1,500,000	1,501,682
0.925% 10/21/24 (c)	1,000,000	953,763
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (c)(d)	410,000	408,173
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (c)(d)	1,000,000	984,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (c)(d)	1,000,000	991,656
0.529% 1/25/24 (c)	337,000	333,762
3.737% 4/24/24 (c)	400,000	397,238
NASDAQ, Inc. 0.445% 12/21/22	1,000,000	997,780
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.13% 6/1/23 (b)(c)(d)	1,250,000	1,247,105
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.1577% 2/9/24 (b)(c)(d)	1,300,000	1,291,238
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2477% 8/9/24 (b)(c)(d)	1,000,000	990,830
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.9243% 1/13/25 (b)(c)(d)	750,000	741,930
UBS Group AG 1.008% 7/30/24 (b)(c)	1,000,000	969,239
		20,758,084
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	651,000	637,468
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 3.9783% 11/3/23 (c)(d)	650,000	644,519
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (c)(d)	1,367,000	1,362,238
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 3.845% 12/6/24 (c)(d)	1,000,000	977,750
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (c)(d)	1,000,000	985,105
1.343% 12/6/24 (c)	600,000	572,468
3.2% 1/30/23	1,500,000	1,496,025
4.166% 5/9/25 (c)	400,000	389,134
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (c)(d)	1,000,000	998,444
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 3.7262% 4/6/23 (c)(d)	900,000	899,496
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.16% 6/13/23 (c)(d)	1,000,000	998,513
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (c)(d)	1,000,000	998,172
		10,959,332
Diversified Financial Services - 1.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	1,300,000	1,274,987
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 4.1274% 1/7/25 (b)(c)(d)	1,150,000	1,116,091
0.95% 1/8/24 (b)	800,000	758,464
GA Global Funding Trust 1.25% 12/8/23 (b)	500,000	478,192
		3,627,734
Insurance - 3.8%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 3.8096% 4/6/23 (b)(c)(d)	700,000	698,764
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.0243% 1/13/23 (b)(c)(d)	1,142,000	1,142,271
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.0208% 1/17/23 (b)(c)(d)	2,000,000	2,000,573
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 4.1887% 1/10/23 (b)(c)(d)	279,000	278,841
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.5227% 6/6/24 (b)(c)(d)	1,100,000	1,092,423
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.9454% 2/2/23 (b)(c)(d)	650,000	649,887
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 3.9068% 4/26/24 (b)(c)(d)	550,000	546,271
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8415% 4/12/24 (b)(c)(d)	700,000	689,434
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	438,000	434,588
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 3.9172% 3/31/23 (b)(c)(d)	768,000	767,525
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 4.336% 3/28/25 (b)(c)(d)	1,000,000	990,174
0.502% 4/12/23 (b)	1,000,000	983,390
		10,274,141
TOTAL FINANCIALS		111,598,086
HEALTH CARE - 2.3%
Health Care Providers & Services - 0.8%
Elevance Health, Inc.:
2.95% 12/1/22	1,000,000	1,000,000
3.3% 1/15/23	1,000,000	998,019
		1,998,019
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (c)(d)	1,124,000	1,113,604
Pharmaceuticals - 1.1%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 4.2258% 3/24/24 (c)(d)	1,051,000	1,046,284
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.4808% 9/11/23 (b)(c)(d)	1,300,000	1,297,787
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	550,000	539,544
		2,883,615
TOTAL HEALTH CARE		5,995,238
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	271,933
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 3.5891% 3/11/24 (b)(c)(d)	500,000	496,500
0.4% 3/11/23 (b)	902,000	891,571
		1,388,071
Machinery - 1.7%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2481% 11/13/23 (c)(d)	1,200,000	1,200,069
0.25% 3/1/23	500,000	494,777
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.6058% 6/14/23 (b)(c)(d)	700,000	698,162
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 4.3995% 4/5/24 (b)(c)(d)	1,440,000	1,431,105
1.125% 12/14/23 (b)	600,000	575,255
		4,399,368
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 3.6426% 12/15/22 (c)(d)	750,000	749,626
TOTAL INDUSTRIALS		6,808,998
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	274,000	270,257
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (c)(d)	1,151,000	1,143,053
UTILITIES - 4.9%
Electric Utilities - 4.2%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	341,000	339,426
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0481% 5/10/23 (c)(d)	399,000	397,918
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (c)(d)	650,000	635,176
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	900,000	899,800
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (c)(d)	900,000	892,312
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (c)(d)	997,000	996,209
0.65% 3/1/23	800,000	791,812
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	145,000	144,450
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6658% 6/24/24 (c)(d)	1,026,000	1,011,576
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 4.0131% 4/3/23 (c)(d)	500,000	498,952
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (c)(d)	1,150,000	1,141,637
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.5457% 12/2/22 (c)(d)	1,400,000	1,400,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	584,000	582,130
2.95% 7/1/23	1,000,000	988,845
Virginia Electric & Power Co. 3.45% 2/15/24	600,000	590,108
		11,310,351
Gas Utilities - 0.4%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 3.574% 3/9/23 (c)(d)	1,000,000	998,942
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (c)(d)	72,000	71,821
		1,070,763
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	585,000	576,605
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (c)(d)	186,000	185,622
		762,227
TOTAL UTILITIES		13,143,341
TOTAL NONCONVERTIBLE BONDS (Cost $156,051,211)		154,797,799

U.S. Treasury Obligations - 6.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% 5/11/23	6,816,500	6,679,920
U.S. Treasury Notes 1.625% 10/31/23	9,447,600	9,186,311
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,929,402)		15,866,231

Certificates of Deposit - 12.5%
	Principal Amount (a)	Value ($)
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 8/1/23 (c)(d)	1,250,000	1,250,430
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 4.45% 8/23/23 (c)(d)	1,500,000	1,499,390
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.11% 2/2/23 (c)(d)	1,250,000	1,249,785
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 6/8/23 (c)(d)	1,200,000	1,199,516
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 8/11/23 (c)(d)	1,300,000	1,300,018
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 3/3/23 (c)(d)	1,200,000	1,199,700
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.4% 2/27/23 (c)(d)	1,250,000	1,250,680
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 4.57% 8/22/23 (c)(d)	1,250,000	1,251,642
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.1224% 3/20/23 (c)(d)	1,200,000	1,197,246
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5014% 3/23/23 (c)(d)	1,200,000	1,198,553
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/13/23 (c)(d)	1,200,000	1,199,431
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 4.53% 8/14/23 (c)(d)	1,300,000	1,299,507
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 7/3/23 (c)(d)	1,000,000	1,000,365
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.29% 1/17/23 (c)(d)	1,200,000	1,200,296
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	1,200,000	1,199,959
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 4.59% 4/26/23 (c)(d)	1,000,000	1,001,175
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 4.35% 3/17/23 (c)(d)	1,300,000	1,300,325
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.5% 8/14/23 (c)(d)	1,300,000	1,300,479
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.39% 8/31/23 (c)(d)	1,400,000	1,400,198
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.39% 9/19/23 (c)(d)	1,000,000	998,965
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	1,200,000	1,199,758
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.41% 5/3/23 (c)(d)	1,400,000	1,400,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 7/7/23 (c)(d)	1,200,000	1,200,198
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.51% 7/11/23 (c)(d)	1,300,000	1,300,464
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.61% 8/1/23 (c)(d)	1,250,000	1,250,557
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 4.42% 2/8/23 (c)(d)	1,250,000	1,250,722
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.54% 8/3/23 (c)(d)	1,250,000	1,250,594
TOTAL CERTIFICATES OF DEPOSIT (Cost $33,350,000)		33,350,230

Commercial Paper - 6.8%
	Principal Amount (a)	Value ($)
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 7/11/23 (c)(d)	1,300,000	1,299,998
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.51% 10/6/23 (c)(d)	1,000,000	999,408
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.41% 8/25/23 (c)(d)	1,000,000	999,287
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.45% 9/22/23 (c)(d)	1,500,000	1,500,001
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 4/28/23 (c)(d)	1,250,000	1,250,258
General Motors Financial Co., Inc. 5.57% 4/12/23	1,000,000	979,197
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.16% 2/1/23 (c)(d)	1,250,000	1,249,670
Lloyds Bank PLC yankee 4.51% 2/1/23	1,000,000	992,153
National Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 4.37% 1/19/23 (c)(d)	1,250,000	1,250,480
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 4.48% 4/26/23 (c)(d)	1,250,000	1,251,044
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.4% 2/23/23 (c)(d)	1,500,000	1,499,997
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.47% 7/7/23 (c)(d)	1,200,000	1,200,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 7/27/23 (c)(d)	1,250,000	1,250,614
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.39% 3/1/23 (c)(d)	1,300,000	1,300,299
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.49% 8/29/23 (c)(d)	1,000,000	1,000,000
TOTAL COMMERCIAL PAPER (Cost $18,021,808)		18,022,406

Money Market Funds - 16.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $43,229,133)	43,220,489	43,229,133

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $266,581,554)	265,265,799
NET OTHER ASSETS (LIABILITIES) - 0.3%	740,732
NET ASSETS - 100.0%	266,006,531

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,247,838 or 17.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	34,197,255	40,534,851	31,502,973	291,761	-	-	43,229,133	0.1%
Total	34,197,255	40,534,851	31,502,973	291,761	-	-	43,229,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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